Subsequent Events (Details) - USD ($)						6 Months Ended	12 Months Ended
	Aug. 14, 2026	Jul. 27, 2026	Jul. 22, 2026	May 07, 2026	Mar. 29, 2026	Jun. 30, 2026	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Notes payable						$ 198,811	$ 80,000		$ 80,000
Common Stock [Member]
Subsequent Events [Line Items]
Sale of stock				710,000	721,875	4,500,000	600,000
KiNRG [Member]
Subsequent Events [Line Items]
Percentage of acquire									100.00%
Non-Binding Letter of Intent [Member] | KiNRG [Member]
Subsequent Events [Line Items]
Percentage of acquire									100.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Notes payable		$ 3,000,000	$ 80,000					$ 80,000
Accrued interest			139,883					$ 121,883
Gain on settlement			43,883
Cash		$ 176,000	$ 176,000
Subsequent Event [Member] | Millard L. Wallen [Member]
Subsequent Events [Line Items]
Notes payable	$ 3,000,000
Payment made to related party	$ 2,000,000